ING FUNDS TRUST

ING Intermediate Bond Fund

ING High Yield Bond Fund

ING INVESTORS TRUST

ING Limited Maturity Bond Portfolio

ING MUTUAL FUNDS

ING Global Bond Fund

ING SEPARATE PORTFOLIOS TRUST

ING SPorts Core Fixed Income Fund

ING SPorts Core Plus Fixed Income Fund

ING SERIES FUND, INC.

ING Balanced Fund

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

ING VP BALANCED PORTFOLIO, INC.

ING VP Balanced Portfolio

ING VP INTERMEDIATE BOND PORTFOLIO

ING VP STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VP Strategic Allocation Conservative Portfolio

ING VP Strategic Allocation Growth Portfolio

ING VP Strategic Allocation Moderate Portfolio

Supplement dated January 21, 2009

To the Current Prospectuses for the Above-Named Funds/Portfolios

Effective January 13, 2009, the following portfolio manager changes are in effect:

ING Balanced Fund and ING VP Balanced Portfolio

James B. Kauffman and Omar Aguilar are no longer portfolio managers of the Fund/Portfolio. Vincent J. Costa, Michael Hyman and Christine Hurtsellers have been added as portfolio managers of the Fund/Portfolio. The Prospectuses are hereby revised to delete Mr. Kauffman and Dr. Aguilar and add the following:

Vincent Costa, Portfolio Manager, joined ING IM in April 2006 as Head of Portfolio Management of quantitative equity. He has been involved in the management the Fund/Portfolio since April 2006. Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership positions, including managing director and head of their quantitative investments organization.

Mike Hyman, Portfolio Manager, has co-managed the Fund/Portfolio since January 2009.  Mr. Hyman has been with ING IM since 2001 and is responsible for managing the investment grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital.  Previously he managed proprietary fixed income and derivative portfolio for Société Générale and Yasuda Trust and Bank.

Christine Hurtsellers, Portfolio Manager, has co-managed the Fund/Portfolio since January 2009.  Ms. Hurtsellers has been with ING IM since 2005 and leads the fixed income business for ING IM.

From 1999 to 2005, Christine worked at Freddie Mac where she managed ARM, MBS, CMO and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

ING Global Bond Fund

James B. Kauffmann is no longer the portfolio manager of the Fund. Chris Diaz and Mike Mata are now jointly responsible for the day-to-day management of the Fund. The Prospectuses are hereby revised to delete Mr. Kauffmann and add the following:

Chris Diaz, Portfolio Manager, has co-managed the Fund since January 2009.  Mr. Diaz has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolios. Prior to joining ING IM, he was a fixed income portfolio analyst for SunTrust Equitable Securities Corporation.

Michael Mata, Portfolio Manager, has co-managed the Fund since January 2009.  Mr. Mata has been with ING IM since 2004, and is Head of Quantitative Research and Portfolio Analytics for the ING IM fixed income group, responsible for the design and development of quantitative models and their application in the portfolio construction process. He joined ING IM from Putnam Investments, where he was the senior risk manager for fixed income portfolios. His previous experience includes risk management for fixed income derivative and bond arbitrage trading at Lehman Brothers.

ING High Yield Bond Fund

Dan Doyle is hereby added as a portfolio manager of the fund. Mr. Doyle and Mr. Parrish are now jointly responsible for the day-to-day management of the Fund. The Prospectuses are hereby revised to add the following:

Daniel Doyle, Portfolio Manager, has co-managed the Fund since January 2009. He joined ING IM in 2006 and leads the U.S. High Yield team. Prior to joining ING IM, Mr. Doyle was the Director of U.S. credit and high yield portfolio manager at Henderson Global Investors from 2002 to 2006.  Previously, he was a senior vice president and high yield portfolio manager at Scudder Investments, Inc. from 1986 to 2002.  Prior to joining Scudder, he was a commercial bank examiner for the Federal Reserve Bank of Chicago.

ING Limited Maturity Bond Portfolio, ING Intermediate Bond Fund, and VP Intermediate Bond Portfolio

James B. Kauffmann is no longer the portfolio manager of the Fund/Portfolios. Chris Diaz, Peter Guan, Michael Hyman and Christine Hurtsellers are now jointly responsible for the day-to-day management of the Funds/Portfolio. The Prospectuses are hereby revised to delete Mr. Kauffmann and add the following:

Chris Diaz, Portfolio Manager, has co-managed the Fund/Portfolios since January 2009.  Mr. Diaz has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolios. Prior to joining ING IM, he was a fixed income portfolio analyst for SunTrust Equitable Securities Corporation.

Peter Guan, Ph.D, Portfolio Manager, has co-managed the Fund/Portfolios since January 2009.  Dr. Guan has been has been with ING IM since October 2004 as a senior portfolio manager of Residential Mortgage products. Prior to joining ING IM, he was with Citigroup Alternative Investments during most of 2004, where he initiated a managed product platform for mortgage-backed investments.  Previously, Dr. Guan worked at the Clinton Group, a New York based hedge fund, where he traded mortgage products

Christine Hurtsellers, Portfolio Manager, has co-managed the Fund/Portfolios since January 2009.  Ms. Hurtsellers has been with ING IM since 2005 and leads the fixed income business for ING IM. From 1999 to 2005, Christine worked at Freddie Mac where she managed ARM, MBS, CMO and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

Mike Hyman, Portfolio Manager, has co-managed the Fund/Portfolios since January 2009.  Mr. Hyman has been with ING IM since 2001 and is responsible for managing the investment grade credit and structured portfolios across multiple client objectives. Prior to joining ING IM, Mr. Hyman worked in securitization and derivative structuring at GE Capital.  Previously he managed proprietary fixed income and derivative portfolio for Société Générale and Yasuda Trust and Bank.

ING SPorts Core Fixed Income Fund

James B. Kauffmann is no longer a portfolio manager of the Fund. Christine Hurtsellers has been added as a portfolio manager of the Fund. The Prospectuses are hereby revised to delete Mr. Kauffmann and add the following:

Christine Hurtsellers, Portfolio Manager, has co-managed the Fund since January 2009.  Ms. Hurtsellers has been with ING IM since 2005 and leads the fixed income business for ING IM. From 1999 to 2005, Christine worked at Freddie Mac where she managed ARM, MBS, CMO and mortgage derivatives portfolios. She also managed portfolios for Alliance Capital Management and Banc One.

ING SPorts Core Plus Fixed Income Fund

James B. Kauffmann is no longer the portfolio manager of the Fund. Chris Diaz and Mike Mata are now jointly responsible for the day-to-day management of the Fund. The Prospectuses are hereby revised to delete Mr. Kauffmann and add the following:

Chris Diaz, Portfolio Manager, has co-managed the Fund since January 2009.  Mr. Diaz has been with ING IM since 2000 and heads the Global Rates group for ING IM. He is primarily responsible for the global sovereign debt and derivative component of ING IM’s institutional, mutual fund and proprietary portfolios. Prior to joining ING IM, he was a fixed income portfolio analyst for SunTrust Equitable Securities Corporation.

Michael Mata, Portfolio Manager, has co-managed the Fund since January 2009.  Mr. Mata has been with ING IM since 2004, and is Head of Quantitative Research and Portfolio Analytics for the ING IM fixed income group, responsible for the design and development of quantitative models and their application in the portfolio construction process. He joined ING IM from Putnam Investments, where he was the senior risk manager for fixed income portfolios. His previous experience includes risk management for fixed income derivative and bond arbitrage trading at Lehman Brothers

ING Strategic Allocation Funds and ING VP Strategic Allocation Portfolios

Brian Gendreau, James B. Kauffman and Omar Aguilar are no longer portfolio managers of the Funds/Portfolios. Ms. Heather Hackett has been added as a portfolio manager of the Funds/Portfolios. The Prospectuses are hereby revised to delete Messrs. Gendreau and Kauffman and Dr. Aguilar and add the following:

Heather Hackett, Portfolio Manager, has co-managed the Fund/Portfolios since January 2009.  Ms. Hackett has been with ING IM since 2005 and is primarily responsible for outcome oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams.  Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

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